Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Huntington Ingalls Industries Inc.	64	$14,383
L3Harris Technologies Inc.	351	66,385
TransDigm Group Inc.(a)	79	38,220

		118,988

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	209	17,629

Airlines — 0.5%
Alaska Air Group Inc.	195	12,463
Southwest Airlines Co.	776	39,405

		51,868

Automobiles — 0.0%
Thor Industries Inc.	87	5,085

Banks — 11.6%
Associated Banc-Corp.	212	4,482
Bank of America Corp.	12,414	360,006
Bank of Hawaii Corp.	58	4,809
Bank OZK	189	5,687
BankUnited Inc.	126	4,251
BB&T Corp.	1,095	53,797
BOK Financial Corp.	53	4,000
CIT Group Inc.	135	7,093
Citizens Financial Group Inc.	655	23,161
Comerica Inc.	219	15,908
Commerce Bancshares Inc.	151	9,009
Cullen/Frost Bankers Inc.	77	7,212
East West Bancorp. Inc.	215	10,056
Fifth Third Bancorp.	1,051	29,323
First Citizens BancShares Inc./NC, Class A	9	4,052
First Hawaiian Inc.	207	5,355
First Horizon National Corp.	421	6,285
First Republic Bank/CA	239	23,338
FNB Corp.	500	5,885
Huntington Bancshares Inc./OH	1,534	21,200
KeyCorp.	1,429	25,365
M&T Bank Corp.	195	33,164
PacWest Bancorp.	164	6,368
People’s United Financial Inc.	591	9,917
Pinnacle Financial Partners Inc.	115	6,610
PNC Financial Services Group Inc. (The)	649	89,095
Prosperity Bancshares Inc.	102	6,737
Regions Financial Corp.	1,439	21,499
Signature Bank/New York NY	80	9,667
Sterling Bancorp./DE	290	6,171
SunTrust Banks Inc.	637	40,035
SVB Financial Group(a)	74	16,620
Synovus Financial Corp.	208	7,280
TCF Financial Corp.	231	4,802
Texas Capital Bancshares Inc.(a)	79	4,848
U.S. Bancorp.	2,084	109,202
Umpqua Holdings Corp.	341	5,657
Webster Financial Corp.	141	6,736
Wells Fargo & Co.	5,843	276,491
Western Alliance Bancorp.(a)	150	6,708
Wintrust Financial Corp.	86	6,292
Zions Bancorp. N.A.	255	11,725

		1,315,898

Security	Shares	Value

Beverages — 0.4%
Constellation Brands Inc., Class A	252	$49,629

Biotechnology — 1.6%
Agios Pharmaceuticals Inc.(a)	89	4,439
Alnylam Pharmaceuticals Inc.(a)	167	12,118
Bluebird Bio Inc.(a)	90	11,448
Exact Sciences Corp.(a)	202	23,844
Incyte Corp.(a)	287	24,384
Ionis Pharmaceuticals Inc.(a)	210	13,497
Neurocrine Biosciences Inc.(a)	150	12,665
Regeneron Pharmaceuticals Inc.(a)	131	41,003
Sarepta Therapeutics Inc.(a)	111	16,866
Seattle Genetics Inc.(a)	168	11,627
United Therapeutics Corp.(a)	73	5,698

		177,589

Building Products — 0.1%
Armstrong World Industries Inc.	77	7,484

Capital Markets — 2.8%
Ameriprise Financial Inc.	191	27,726
Cboe Global Markets Inc.	158	16,373
Charles Schwab Corp. (The)	1,721	69,167
CME Group Inc.	510	98,996
E*TRADE Financial Corp.	343	15,298
Eaton Vance Corp., NVS	151	6,513
LPL Financial Holdings Inc.	118	9,625
Raymond James Financial Inc.	179	15,134
T Rowe Price Group Inc.	330	36,204
TD Ameritrade Holding Corp.	390	19,469

		314,505

Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	57	5,615

Commercial Services & Supplies — 1.4%
ADT Inc.	250	1,530
Cintas Corp.	136	32,271
IAA Inc.(a)	207	8,027
KAR Auction Services Inc.	207	5,175
Republic Services Inc.	337	29,198
Rollins Inc.	213	7,640
Waste Management Inc.	677	78,106

		161,947

Construction & Engineering — 0.0%
Arcosa Inc.	66	2,484

Construction Materials — 0.5%
Eagle Materials Inc.	78	7,230
Martin Marietta Materials Inc.	98	22,551
Vulcan Materials Co.	206	28,286

		58,067

Consumer Finance — 1.5%
Ally Financial Inc.	562	17,416
Capital One Financial Corp.	677	61,431
Credit Acceptance Corp.(a)	14	6,774
Discover Financial Services	464	36,002
Navient Corp.	290	3,958
OneMain Holdings Inc.	86	2,908
Santander Consumer USA Holdings Inc.	146	3,498
SLM Corp.	663	6,444

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	988	$34,254

		172,685

Containers & Packaging — 0.3%
Packaging Corp. of America	145	13,821
Westrock Co.	419	15,281

		29,102

Distributors — 0.1%
Pool Corp.	59	11,269

Diversified Consumer Services — 0.4%
frontdoor Inc.(a)	146	6,358
Grand Canyon Education Inc.(a)	79	9,245
H&R Block Inc.	339	9,933
Service Corp. International/U.S.	284	13,285
ServiceMaster Global Holdings Inc.(a)	225	11,720

		50,541

Diversified Financial Services — 3.7%
Berkshire Hathaway Inc., Class B(a)	1,890	402,891
Jefferies Financial Group Inc.	401	7,711
Voya Financial Inc.	202	11,171

		421,773

Diversified Telecommunication Services — 7.0%
AT&T Inc.	11,643	390,157
CenturyLink Inc.	1,722	20,251
Verizon Communications Inc.	6,600	377,058

		787,466

Electric Utilities — 7.0%
Alliant Energy Corp.	384	18,847
American Electric Power Co. Inc.	792	69,704
Avangrid Inc.	96	4,848
Duke Energy Corp.	1,160	102,358
Edison International	507	34,177
Entergy Corp.	301	30,982
Evergy Inc.	386	23,218
Eversource Energy	510	38,638
Exelon Corp.	1,546	74,115
FirstEnergy Corp.	844	36,132
Hawaiian Electric Industries Inc.	181	7,883
NextEra Energy Inc.	763	156,308
OGE Energy Corp.	313	13,321
PG&E Corp.(a)	845	19,367
Pinnacle West Capital Corp.	173	16,278
Southern Co. (The)	1,659	91,709
Xcel Energy Inc.	821	48,841

		786,726

Electrical Equipment — 0.2%
Acuity Brands Inc.	66	9,102
Hubbell Inc.	82	10,693

		19,795

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	227	25,197

Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	178	9,010
Patterson-UTI Energy Inc.	299	3,442
RPC Inc.	163	1,175

		13,627

Entertainment — 0.1%
Madison Square Garden Co. (The), Class A(a)	31	8,678

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 8.5%
Alexandria Real Estate Equities Inc.	157	$22,151
American Campus Communities Inc.	203	9,370
American Homes 4 Rent, Class A	383	9,311
Apartment Investment & Management Co., Class A	208	10,425
Apple Hospitality REIT Inc.	274	4,346
AvalonBay Communities Inc.	200	40,636
Boston Properties Inc.	221	28,509
Brandywine Realty Trust	273	3,909
Brixmor Property Group Inc.	453	8,100
Brookfield Property REIT Inc., Class A	127	2,399
Camden Property Trust	135	14,093
Columbia Property Trust Inc.	190	3,941
CoreSite Realty Corp.	56	6,450
Corporate Office Properties Trust	145	3,824
Crown Castle International Corp.	597	77,819
CubeSmart	277	9,263
CyrusOne Inc.	164	9,466
Douglas Emmett Inc.	241	9,601
Duke Realty Corp.	505	15,963
Empire State Realty Trust Inc., Class A	225	3,332
EPR Properties	112	8,354
Equity Commonwealth	181	5,886
Equity LifeStyle Properties Inc.	123	14,925
Equity Residential	524	39,782
Essex Property Trust Inc.	93	27,149
Extra Space Storage Inc.	181	19,204
Federal Realty Investment Trust	111	14,292
Gaming and Leisure Properties Inc.	298	11,616
HCP Inc.	698	22,322
Healthcare Trust of America Inc., Class A	309	8,476
Highwoods Properties Inc.	138	5,699
Hospitality Properties Trust	249	6,225
Host Hotels & Resorts Inc.	1,084	19,750
Hudson Pacific Properties Inc.	210	6,987
Invitation Homes Inc.	609	16,279
JBG SMITH Properties	176	6,924
Kilroy Realty Corp.	136	10,038
Kimco Realty Corp.	602	11,125
Lamar Advertising Co., Class A	126	10,169
Life Storage Inc.	71	6,751
Macerich Co. (The)	207	6,932
Mid-America Apartment Communities Inc.	160	18,842
National Retail Properties Inc.	240	12,722
Omega Healthcare Investors Inc.	308	11,319
Outfront Media Inc.	209	5,390
Paramount Group Inc.	257	3,601
Park Hotels & Resorts Inc.	301	8,296
Public Storage	211	50,254
Realty Income Corp.	452	31,174
Regency Centers Corp.	236	15,751
Retail Properties of America Inc., Class A	269	3,163
Senior Housing Properties Trust	262	2,167
Simon Property Group Inc.	443	70,774
SITE Centers Corp.	178	2,357
SL Green Realty Corp.	124	9,966
Spirit Realty Capital Inc.	132	5,631
STORE Capital Corp.	293	9,725
Sun Communities Inc.	119	15,255
Taubman Centers Inc.	95	3,879
UDR Inc.	409	18,360

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group Inc.	287	$2,726
Ventas Inc.	519	35,474
VEREIT Inc.	1,423	12,821
VICI Properties Inc.	611	13,466
Vornado Realty Trust	243	15,576
Weingarten Realty Investors	165	4,524

		955,006

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	61	9,515
Kroger Co. (The)	1,256	27,268
Sprouts Farmers Market Inc.(a)	169	3,193
U.S. Foods Holding Corp.(a)	361	12,909

		52,885

Food Products — 1.0%
Conagra Brands Inc.	779	20,659
Flowers Foods Inc.	304	7,074
Hormel Foods Corp.	448	18,162
JM Smucker Co. (The)	175	20,158
Post Holdings Inc.(a)	107	11,125
Tyson Foods Inc., Class A	457	36,898

		114,076

Gas Utilities — 0.2%
Atmos Energy Corp.	188	19,846
National Fuel Gas Co.	139	7,332

		27,178

Health Care Equipment & Supplies — 0.2%
ABIOMED Inc.(a)	70	18,234

Health Care Providers & Services — 8.8%
AmerisourceBergen Corp.	239	20,377
Anthem Inc.	410	115,706
Cardinal Health Inc.	486	22,891
Centene Corp.(a)	658	34,506
Chemed Corp.	24	8,660
Cigna Corp.(a)	594	93,585
CVS Health Corp.	2,071	112,849
DaVita Inc.(a)	198	11,140
Encompass Health Corp.	162	10,264
HCA Healthcare Inc.	429	57,988
Humana Inc.	214	56,774
MEDNAX Inc.(a)	123	3,103
Molina Healthcare Inc.(a)	96	13,741
Premier Inc., Class A(a)	94	3,676
Quest Diagnostics Inc.	212	21,584
UnitedHealth Group Inc.	1,509	368,211
Universal Health Services Inc., Class B	127	16,560
WellCare Health Plans Inc.(a)	78	22,235

		993,850

Health Care Technology — 0.3%
Cerner Corp.	513	37,603

Hotels, Restaurants & Leisure — 0.9%
Caesars Entertainment Corp.(a)	879	10,390
Chipotle Mexican Grill Inc.(a)	41	30,048
Choice Hotels International Inc.	48	4,176
Darden Restaurants Inc.	193	23,494
Domino’s Pizza Inc.	64	17,810
Extended Stay America Inc.	320	5,405
Hilton Grand Vacations Inc.(a)	134	4,264

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	124	$6,160
Wendy’s Co. (The)	273	5,345

		107,092

Household Durables — 0.7%
DR Horton Inc.	538	23,204
Lennar Corp., Class A	456	22,098
Lennar Corp., Class B	15	578
NVR Inc.(a)	5	16,851
PulteGroup Inc.	422	13,344
Toll Brothers Inc.	201	7,360

		83,435

Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy Inc.	420	14,751
Vistra Energy Corp.	663	15,010

		29,761

Insurance — 3.8%
Allstate Corp. (The)	478	48,608
American Financial Group Inc./OH	104	10,657
American National Insurance Co.	6	699
Arch Capital Group Ltd.(a)	544	20,172
Athene Holding Ltd., Class A(a)	212	9,129
Brighthouse Financial Inc.(a)	156	5,724
Brown & Brown Inc.	343	11,490
Cincinnati Financial Corp.	218	22,600
CNA Financial Corp.	32	1,506
Erie Indemnity Co., Class A, NVS	37	9,408
Fidelity National Financial Inc.	371	14,951
First American Financial Corp.	159	8,538
Hartford Financial Services Group Inc. (The)	525	29,253
Lincoln National Corp.	288	18,562
Loews Corp.	375	20,501
Mercury General Corp.	44	2,750
Old Republic International Corp.	422	9,444
Principal Financial Group Inc.	406	23,515
Progressive Corp. (The)	846	67,621
Torchmark Corp.	156	13,956
Travelers Companies Inc. (The)	375	56,070
Unum Group	307	10,300
White Mountains Insurance Group Ltd.	4	4,086
WR Berkley Corp.	204	13,450

		432,990

Interactive Media & Services — 0.1%
Zillow Group Inc., Class A(a)	86	3,935
Zillow Group Inc., Class C, NVS(a)	183	8,490

		12,425

Internet & Direct Marketing Retail — 0.2%
GrubHub Inc.(a)	148	11,543
Wayfair Inc., Class A(a)	97	14,162

		25,705

IT Services — 2.5%
Black Knight Inc.(a)	211	12,692
Booz Allen Hamilton Holding Corp.	217	14,368
Broadridge Financial Solutions Inc.	181	23,110
CoreLogic Inc.(a)	138	5,773
Fiserv Inc.(a)	623	56,793
Jack Henry & Associates Inc.	119	15,936
Leidos Holdings Inc.	215	17,168
Paychex Inc.	508	41,803

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Square Inc., Class A(a)	529	$38,368
Switch Inc., Class A	94	1,230
Worldpay Inc., Class A(a)	492	60,295

		287,536

Machinery — 0.0%
Trinity Industries Inc.	162	3,362

Marine — 0.1%
Kirby Corp.(a)	91	7,189

Media — 4.3%
Cable One Inc.	8	9,368
CBS Corp., Class B, NVS	528	26,347
Charter Communications Inc., Class A(a)	254	100,376
Comcast Corp., Class A	7,192	304,078
DISH Network Corp., Class A(a)	360	13,828
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	122	4,613
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	245	9,305
Sirius XM Holdings Inc.	2,231	12,449
Tribune Media Co., Class A	134	6,193

		486,557

Metals & Mining — 0.4%
Nucor Corp.	485	26,724
Reliance Steel & Aluminum Co.	102	9,651
Steel Dynamics Inc.	332	10,026

		46,401

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	743	12,497
Annaly Capital Management Inc.	2,080	18,990
Chimera Investment Corp.	290	5,472
MFA Financial Inc.	701	5,033
New Residential Investment Corp.	609	9,373
Starwood Property Trust Inc.	372	8,452
Two Harbors Investment Corp.	391	4,954

		64,771

Multi-Utilities — 3.3%
Ameren Corp.	396	29,743
CenterPoint Energy Inc.	793	22,704
CMS Energy Corp.	457	26,465
Consolidated Edison Inc.	521	45,681
Dominion Energy Inc.	1,278	98,815
DTE Energy Co.	291	37,213
MDU Resources Group Inc.	327	8,437
NiSource Inc.	611	17,597
Public Service Enterprise Group Inc.	812	47,762
WEC Energy Group Inc.	501	41,768

		376,185

Multiline Retail — 1.7%
Dollar General Corp.	413	55,821
Dollar Tree Inc.(a)	378	40,593
Kohl’s Corp.	270	12,838
Macy’s Inc.	511	10,966
Nordstrom Inc.	167	5,321
Target Corp.	821	71,107

		196,646

Oil, Gas & Consumable Fuels — 4.9%
Antero Resources Corp.(a)	474	2,621
Cabot Oil & Gas Corp.	653	14,993
Centennial Resource Development Inc./DE, Class A(a)	291	2,209

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Inc.(a)	376	$25,737
Chesapeake Energy Corp.(a)	1,925	3,754
Cimarex Energy Co.	151	8,959
CNX Resources Corp.(a)	258	1,886
Concho Resources Inc.	317	32,708
Continental Resources Inc./OK(a)	149	6,271
Diamondback Energy Inc.	260	28,332
EOG Resources Inc.	926	86,266
EQT Corp.	377	5,960
Equitrans Midstream Corp.(a)	303	5,972
Extraction Oil & Gas Inc.(a)	41	178
HollyFrontier Corp.	246	11,385
Kinder Morgan Inc./DE	3,110	64,937
Marathon Petroleum Corp.	1,043	58,283
ONEOK Inc.	662	45,552
Parsley Energy Inc., Class A(a)	402	7,642
PBF Energy Inc., Class A	206	6,448
Pioneer Natural Resources Co.	266	40,927
QEP Resources Inc.(a)	431	3,116
Range Resources Corp.	403	2,813
SM Energy Co.	146	1,828
Targa Resources Corp.	369	14,487
Whiting Petroleum Corp.(a)	144	2,690
Williams Companies Inc. (The)	1,931	54,145
WPX Energy Inc.(a)	693	7,976

		548,075

Pharmaceuticals — 0.1%
Jazz Pharmaceuticals PLC(a)	87	12,403

Professional Services — 0.3%
CoStar Group Inc.(a)	58	32,135

Real Estate Management & Development — 0.1%
Howard Hughes Corp. (The)(a)	60	7,431
Realogy Holdings Corp.	105	760

		8,191

Road & Rail — 3.7%
AMERCO	14	5,300
CSX Corp.	1,228	95,010
JB Hunt Transport Services Inc.	143	13,072
Knight-Swift Transportation Holdings Inc.	185	6,075
Landstar System Inc.	59	6,371
Norfolk Southern Corp.	423	84,317
Old Dominion Freight Line Inc.	103	15,374
Schneider National Inc., Class B	102	1,861
Union Pacific Corp.	1,130	191,094

		418,474

Software — 1.4%
2U Inc.(a)	100	3,764
Intuit Inc.	397	103,748
Paycom Software Inc.(a)	78	17,684
RealPage Inc.(a)	124	7,298
RingCentral Inc., Class A(a)	115	13,216
Tyler Technologies Inc.(a)	59	12,745

		158,455

Specialty Retail — 7.1%
Advance Auto Parts Inc.	108	16,647
AutoNation Inc.(a)	73	3,062
AutoZone Inc.(a)	39	42,879
Best Buy Co. Inc.	359	25,033

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Burlington Stores Inc.(a)	103	$17,526
CarMax Inc.(a)	263	22,836
Dick’s Sporting Goods Inc.	100	3,463
Floor & Decor Holdings Inc., Class A(a)	106	4,441
Home Depot Inc. (The)	1,760	366,027
L Brands Inc.	363	9,474
Lowe’s Companies Inc.	1,271	128,257
Michaels Companies Inc. (The)(a)	113	983
O’Reilly Automotive Inc.(a)	123	45,426
Ross Stores Inc.	572	56,697
Tractor Supply Co.	190	20,672
Ulta Salon Cosmetics & Fragrance Inc.(a)	89	30,873
Urban Outfitters Inc.(a)	134	3,049
Williams-Sonoma Inc.	120	7,800

		805,145

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	76	7,413

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	620	6,188
TFS Financial Corp.	46	831

		7,019

Tobacco — 1.3%
Altria Group Inc.	2,986	141,387

Trading Companies & Distributors — 0.6%
Fastenal Co.	910	29,657
HD Supply Holdings Inc.(a)	268	10,795
MSC Industrial Direct Co. Inc., Class A	76	5,644
United Rentals Inc.(a)	124	16,446
Watsco Inc.	51	8,340

		70,882

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	110	$4,459

Water Utilities — 0.4%
American Water Works Co. Inc.	288	33,408
Aqua America Inc.	347	14,355

		47,763

Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)	881	5,788
Telephone & Data Systems Inc.	167	5,077
T-Mobile U.S. Inc.(a)	500	37,070
U.S. Cellular Corp.(a)	16	715

		48,650

Total Common Stocks — 99.8% (Cost: $10,919,988)		11,282,985

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	22,854	22,854

Total Short-Term Investments — 0.2% (Cost: $22,854)		22,854

Total Investments in Securities — 100.0% (Cost: $10,942,842)		11,305,839

Other Assets, Less Liabilities — (0.0)%		(990)

Net Assets — 100.0%		$11,304,849

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	22,418	436	22,854	$22,854	$122	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,282,985	$—	$—	$11,282,985
Money Market Funds	22,854	—	—	22,854

	$11,305,839	$—	$—	$11,305,839

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares